RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Balances And Transactions
RELATED PARTY BALANCES AND TRANSACTIONS

26.	RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in the consolidated financial statements, the Group had the following transactions and balances with related companies:

(a)	Commercial transactions with related companies

		Year Ended December 31,
		2019	2020	2021	2021
		CNY	CNY	CNY	US$
	Notes	(As adjusted)	(As adjusted)

Interest income received from Feishang Enterprise(a)	(i)	6,792	6,792	3,396	534

CHNR's share of office rental, rates and others to Anka Consultants Limited (“Anka”)(b)	(ii)	1,506	1,368	1,343	211
Feishang Management's share of office rental to Feishang Enterprise(a)	(iii)	166	166	166	26
Shenzhen New PST’s share of office rental to Feishang Enterprise(a)	(iv)	90	90	90	14

(i)	The Company’s subsidiary, Shanghai Onway entered into a series of contracts to provide a loan amounting to CNY80,000 at an interest rate of 9% per annum to Feishang Enterprise from March 2, 2018 to June 30, 2021.

(ii)	The Company signed a contract with Anka to lease 184 square meters of office premises for two years, from July 1, 2018 to June 30, 2020, and extended to June 30, 2022. The agreement also provides that the Company shares certain costs and expenses in connection with its use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka.

(iii)	On January 1, 2018, Feishang Management signed an office-sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of office premises for 33 months. Feishang Management signed a new contract with Feishang Enterprise in October 2021, which will expire on September 30, 2022.

(iv)	Shenzhen New PST signed a contract with Feishang Enterprise to lease 96 square meters of office premises annually. The latest contract is from March 14, 2021 to March 13, 2022.

(b)	Other transactions with related parties

On April 28, 2021, the Company’s subsidiary, China Coal entered into an equity transfer agreement to transfer 100% of the equity interests of Yangpu Lianzhong Mining Co., Ltd (“Yangpu Lianzhong”) for total consideration of CNY103,767 (US$16,326) to the Company’s related party, Feishang Energy(a); refer to Note 28 for further details.

On July 27, 2021, the Company entered into a sale and purchase agreement with Mr. Li Feilie, pursuant to which the Company acquired 100% of the equity interests of PST Technology and assumed the outstanding indebtedness owed to Mr. Li Feilie amounting to CNY129,958 (US$20,159), refer to Note 29 for further details.

(a)	Feishang Enterprise, Feishang Group and Feishang Energy are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
(c)	Balances with related companies

The Group’s balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

	December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)

Current:
Receivables from related companies:
Xizang Xingwang Investment Co., Ltd. (“Xizang Xingwang”)(d,iv)	44,668	—	—
Feishang Enterprise(a,v)	79,225	—	—
	123,893	—	—

Payable to related companies:
Feishang Enterprise(a,i)	6,646	3,019	475
Anka Capital Limited (“Anka Capital”)(b,iii)	2,780	2,691	423
Qianhai Industrial(c,vi)	70,033	—	—
	79,459	5,710	898

Payable to the Shareholder:
Feishang Group(a,ii)	7,149	14,050	2,211
	7,149	14,050	2,211

Dividend payables to related companies:
Qianhai Industrial(c,vii)	—	5,048	794
	—	5,048	794

Lease liabilities to related parties:
Anka(b)	1,092	372	59
	1,092	372	59

(a)	Feishang Enterprise and Feishang Group are controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(b)	Anka Capital and Anka are each jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.

(c)	Qianhai Industrial is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(d)	Xizang Xingwang is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.

(d)	Balances with related parties

(i)	The payable to Feishang Enterprise by Feishang Management represents the net amount of advances from Feishang Enterprise. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(ii)	The payable to Feishang Group represents the net amount of advances from Feishang Group. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iii)	The payable to Anka Capital by CHNR represents the net amount of advances from Anka Capital. The balance is unsecured and interest-free. The balance is repayable when the Group is in a position to settle the amounts due without having a detrimental impact on the financial resources of the Group.

(iv)	The receivable due from Xizang Xingwang as of December 31, 2020 represents an unsecured and interest-free loan amounting to CNY45,000 provided by Shenzhen Qianhai, and the corresponding expected credit loss allowance as of December 31, 2020 was CNY332. Shenzhen Qianhai received full repayment of the CNY45,000 from Xizang Xingwang on May 17, 2021.

(v)	The receivable due from Feishang Enterprise as of December 31, 2020 represents a loan provided by Shanghai Onway with a principal amount of CNY80,000 at interest rate of 9% per annum, and the corresponding expected credit loss allowance as of December 31, 2020 was CNY775. On July 1, 2021, Feishang Enterprise repaid the outstanding amount owed to the Group through Shenzhen Qianhai, the direct parent of Shanghai Onway.

(vi)	The payable to Qianhai Industrial by Shenzhen Qianhai represents the net balance of advances from Qianhai Industrial. The balance is unsecured and interest-free. During the year ended December 31, 2021, Shenzhen Qianhai repaid CNY50,148 in cash. The remaining indebtedness amounting to CNY19,958 was changed to an indebtedness owed to the Company through the acquisition of PST Technology in July 2021, refer to Note 29 for further details.

(vii)	The dividend payable to Qianhai Industrial represents the declared but unpaid dividend that was approved at the shareholder meeting of Shenzhen Qianhai on June 22, 2021, prior to the acquisition of PST Technology and its subsidiaries by the Group.

(e)	Compensation of key management personnel of the Group

	Year Ended December 31,
	2020	2021	2021
	CNY	CNY	US$
	(As adjusted)
Wages, salaries and allowances	1,386	1,154	182
Housing subsidies	17	17	3
Contribution to pension plans	79	68	11

Total Compensation of key management personnel	1,482	1,239	196

The amounts disclosed in the table are the amounts recognized as expenses during the respective period related to key management personnel.